INCOME TAX - Novement of the valuation allowance for deferred income tax assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Beginning balance	$ 4,300,813	$ 5,031,657	$ 26,629,179
Addition (deduction) during the year	(1,123,767)	(507,897)	(21,927,117)
Foreign currency translation adjustment	(56,874)	(222,947)	329,595
Ending balance	$ 3,120,172	$ 4,300,813	$ 5,031,657